Leases - Operating Leases Future Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2021	$ 7
2022	6
2023	2
2024	1
2025 and thereafter	1
Total undiscounted cash flows	$ 17	$ 45